Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for account receivables	$ 41,350	$ 49,032
Preferred stock, par value	0.01	0.01
Preferred stock, authorized	150,000,000	150,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Treasury stock, shares	109,755	84,896
Class A Common Shares Issued [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	750,000,000	750,000,000
Common stock, issued	41,138,735	40,886,923
Class B Common Shares Issued [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	315,000,000	315,000,000
Common stock, outstanding	315,000,000	315,000,000